Equity Raise (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 12, 2016	Sep. 30, 2015	Sep. 25, 2015	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 01, 2017
Equity Raise (Textual)
Common stock, par value			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Share purchase price to the public			$ 450.00
Underwriters exercisable option term			30 days
Underwriters exercisable option additional shares			1,750
Issuance and sale of common stock			$ 11,667	$ 5,128		$ 4,685
Common Stock [Member]
Equity Raise (Textual)
Issuance of common stock, shares					3,430
Net proceeds from sale of stock	$ 1,800	$ 4,700
Issuance and sale of common stock
Issuance of common stock, shares	11,111	11,667
Investors [Member]
Equity Raise (Textual)
Common stock, par value	$ 0.001
Share purchase price to the public	$ 180.00
Net proceeds from sale of stock	$ 2,000
Warrants issued to purchase common stock	8,333
Exercisable price of warrants	$ 202.50
Warrants exercisable period	6 months
Net proceeds from equity raise	$ 1,800